Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
At December 31, 2020, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total (i)
2021	$122,497	$5,705	$128,202
2022	117,025	4,221	121,246
2023	112,715	3,199	115,914
2024	109,398	2,747	112,145
2025	104,984	2,601	107,585
Thereafter	822,563	7,667	830,230
Total lease payments	$1,389,182	$26,140	$1,415,322
Lease discount			(605,881)
Operating lease liability			$809,441
(i)The Company has certain leases subject to index adjustments. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.
Schedule of components of lease cost
The following table is a summary of the Company´s components of lease cost for fiscal years 2020, 2019 and 2018:

Lease Expense	Statements of Income Location	2020	2019	2018
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(69,151)	$(104,236)	$(105,358)
Franchised restaurants	Franchised restaurants - occupancy expenses	(23,510)	(34,727)	(30,970)
General and administrative	General and administrative expenses	(7,062)	(7,614)	(7,610)
Subtotal		(99,723)	(146,577)	(143,938)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(26,153)	(29,562)	(33,921)
Franchised restaurants	Franchised restaurants - occupancy expenses	(13,248)	(12,878)	(14,595)
Subtotal		(39,401)	(42,440)	(48,516)
Total lease expense		$(139,124)	$(189,017)	$(192,454)

Other information	2020
Weighted-average remaining lease term (years)
Operating leases	8
Weighted-average discount rate
Operating leases	6.6%